Provisions Environmental provision (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [line items]
Other provisions	£ 2,052	£ 2,588	£ 1,719
Discounted	£ 1,645	£ 1,889
Real discount rate	1.00%	2.00%
UK
Disclosure of other provisions [line items]
Discounted	£ 235	£ 270
Real discount rate	1.00%	1.00%
US
Disclosure of other provisions [line items]
Discounted	£ 1,410	£ 1,619
Real discount rate	1.00%	1.00%
Environmental
Disclosure of other provisions [line items]
Other provisions	£ 1,531	£ 1,721	£ 1,169
Environmental | UK
Disclosure of other provisions [line items]
Other provisions	213	242
Environmental | US
Disclosure of other provisions [line items]
Other provisions	£ 1,318	£ 1,479